Share-based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum issuable shares under Stock Incentive Plan			23,000,000
Shares available for future grant under Stock Incentive Plan			4,000,000
Estimated Annual Share-based Compensation Expense	$ 5.7
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 2.0	$ 4.2	$ 7.7	$ 8.9	$ 9.5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average grant-date fair value per share of options granted	$ 1.26
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Number of options granted (in shares)	615,610
Number of options exercised (in shares)	0
Stock Options [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 0.5	$ 1.2	$ 1.7	$ 1.7	$ 1.5
Maximum term of stock option awards (in number of years)			10 years
Share based compensation estimated to be forfeited (in hundredths)			5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility, minimum (in hundredths)			67.60%	58.30%	57.80%
Expected volatility, maximum (in hundredths)			75.90%	68.20%	68.80%
Weighted-average volatility (in hundredths)			69.40%	62.60%	65.20%
Risk-free interest rate, minimum (in hundredths)			1.00%	0.90%	0.40%
Risk-free interest rate, maximum (in hundredths)			1.70%	2.30%	1.10%
Dividend yield (in hundredths)			0.00%	0.00%	0.00%
Weighted-average grant-date fair value per share of options granted			$ 2.36	$ 3.50	$ 2.44
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Number of options outstanding, beginning balance (in shares)	3,303,992	2,696,595	2,696,595
Number of options granted (in shares)			906,700
Number of options exercised (in shares)			(2,733)
Number of options canceled (in shares)			(296,570)
Number of options outstanding, ending balance (in shares)			3,303,992	2,696,595
Number of exercisable options (in shares)			1,959,959
Number of unvested options (in shares)			1,344,033
Number of unvested options that are expected to vest (in shares)			1,276,831
Weighted average exercise price per option, outstanding, beginning of period (dollars per share)	$ 9.26	$ 11.16	$ 11.16
Weighted average exercise price per option granted (dollars per share)			4.08
Weighted average exercise price per option exercised (dollars per share)			4.59
Weighted average exercise price per option canceled (dollars per share)			10.81
Weighted average exercise price per option, outstanding, end of period (dollars per share)			9.26	$ 11.16
Weighted average exercise price per exercisable option (dollars per share)			12.33
Weighted average exercise price per unvested options (dollars per share)			4.77
Weighted average exercise price per unvested options that expected to vest (dollars per share)			$ 4.77
Remaining average contractual life of options outstanding (in years)			4 years 7 months 6 days
Remaining average contractual life of options exercisable (in years)			3 years 3 months 18 days
Remaining average contractual life of unvested options (in years)			6 years 6 months
Remaining average contractual life of unvested options that are expected to vest (in years)			6 years 6 months
Aggregate intrinsic value of options outstanding, outstanding			$ 0.0
Aggregate intrinsic value of options outstanding, exercisable			0.0
Aggregate intrinsic value of options outstanding, unvested			0.0
Aggregate intrinsic value of options outstanding, unvested and expected to vest			0.0
Amount of unrecognized compensation costs			$ 0.7
Weighted average period of recognition (in years)			1 year 8 months 12 days
Restricted Stock [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 0.8	$ 2.1	$ 3.2	$ 3.2	$ 2.9
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Amount of unrecognized compensation costs			$ 1.5
Weighted average period of recognition (in years)			1 year 7 months
Summary of nonvested shares [Roll Forward]
Nonvested, beginning of period (in shares)	599,315	502,413	502,413
Granted (in shares)	608,170		886,060
Vested/restrictions lapsed/earned (in shares)			(719,955)
Canceled (in shares)			(69,203)
Nonvested, end of period (in shares)			599,315	502,413
Weighted average grant date fair value, nonvested, beginning of period (dollars per share)	$ 4.54	$ 5.97	$ 5.97
Weighted average grant date fair value, granted (dollars per share)	$ 1.76		4.06	$ 6.66	$ 4.43
Weighted average grant date fair value, vested/restrictions lapsed/earned (dollars per share)			4.90
Weighted average grant date fair value, canceled (dollars per share)			5.06
Weighted average grant date fair value, nonvested, end of period (dollars per share)			$ 4.54	$ 5.97
Intrinsic value of shares vested/restrictions lapsed during the period	$ 1.4		$ 2.9	$ 2.9	$ 2.1
Restricted Stock Units Issued to Directors [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	0.3	$ 0.3	$ 0.9	1.1	1.0
Summary of nonvested shares [Roll Forward]
Share Based Compensation Arrangement By Share Based Payment Award, Award Period Until Settlement			1 year
Deferred Compensation Arrangement With Individual, Period To Defer Settlement Following Termination Of Service			6 months
Deferred Compensation Arrangement with Individual, Maximum Period to Receive Installments			15 years
Performance Share Awards [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 0.4	$ 0.6	$ 1.9	$ 2.9	$ 4.1
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average volatility (in hundredths)			56.40%	59.10%	59.20%
Weighted-average volatility S&P MidCap 400 Index (in hundredths)			27.00%	32.40%	34.70%
Risk-free interest rate (in hundredths)			0.90%	0.90%	0.40%
Dividend yield (in hundredths)			0.00%	0.00%	0.00%
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Amount of unrecognized compensation costs			$ 2.1
Weighted average period of recognition (in years)			1 year 7 months 6 days
Summary of nonvested shares [Roll Forward]
Nonvested, beginning of period (in shares)	1,004,294	978,952	978,952
Granted (in shares)	484,500		890,700
Vested/restrictions lapsed/earned (in shares)			0
Canceled (in shares)			(865,358)
Nonvested, end of period (in shares)			1,004,294	978,952
Weighted average grant date fair value, nonvested, beginning of period (dollars per share)	$ 4.40	$ 5.56	$ 5.56
Weighted average grant date fair value, granted (dollars per share)	$ 1.74		3.09	$ 6.40	$ 4.68
Weighted average grant date fair value, vested/restrictions lapsed/earned (dollars per share)			0.00
Weighted average grant date fair value, canceled (dollars per share)			4.36
Weighted average grant date fair value, nonvested, end of period (dollars per share)			$ 4.40	$ 5.56
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			3 years
Minimum [Member] | Stock Options [Member]
Share-based Compensation Expense [Abstract]
Minimum vesting period for stock option awards (in number of months)			6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)			3 years 1 month	3 years	2 years 10 months 24 days
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)			6 years 7 months	6 years 6 months	6 years 4 months 24 days